Securities sold under repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Securities Sold under Repurchase Agreements

	2019	2018
National Treasury Notes (NTNs)	8,533,113	1,153,547
National Treasury Bills (LTNs)	5,653,994	5,142,881
Financial Treasury Bills (LFTs)	1,451,300	344,266

Total	15,638,407	6,640,694